FAIR VALUE MEASURES	12 Months Ended
Dec. 31, 2025
EBP 112
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASURES	FAIR VALUE MEASURES
The Plan applies the guidance of the Financial Accounting Standards Board regarding fair value measurements, which establishes a common definition for fair value. Specifically, the guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:
•Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
•Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.
The following is a description of the valuation methodologies used for the investments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:
Registered Investment Companies
The shares of registered investment companies, which represent the Net Asset Value (“NAV”) of shares held by the Plan, are valued based on quoted market prices on an exchange in an active market and are classified as Level 1 investments.
Common Stock Fund
The common stock fund is comprised of investments in the Quaker Chemical Corporation Stock Fund, which is composed of shares of the Company and uninvested cash. The shares of the Company are traded on an exchange in an active market and are classified as a Level 1 investment.
Participant-Directed Brokerage Accounts
The participant-directed brokerage accounts are mainly composed of investments in common stock and registered investment companies, which are valued based on quoted market prices on an exchange in an active market and are classified as Level 1 investments.
Common/Collective Trust
The Plan invests in certain Vanguard Institutional trusts and certain Vanguard Retirement Trusts (collectively, the “Vanguard Trusts”), which include a stable value fund and trusts that invest in gradually differing mixes of Vanguard funds and trusts tailored to the risk level of the target retirement year. The Plan also invests in Prudential Trust’s Jennison Small/Mid Cap Equity Fund (the “Jennison Fund”) that holds ownership in a variety of equity securities across the Russell 2500 Index, which combines a portion of midcap stocks with small cap stocks, on behalf of its investors. Contract value is the amount participants would receive if they were to initiate a permitted transaction under the terms of the Plan, and also, represents contributions made under the contract, plus earnings, less participant withdrawals. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. Certain events limit the Plan’s ability to transact at contract value, including: 1) premature termination of the contracts by the Plan; 2) Plan termination; and 3) bankruptcy of the Plan sponsor. The Plan administrator does not believe that any events that would limit the Plan’s ability to transact at contract value with Plan participants are probable of occurring. Contract issuers may terminate and settle the contracts at other than contract value if there is a change in qualification status of a participant, sponsor or plan, a breach of material obligations under the contract and misrepresentation by the contract holder or failure of the underlying portfolio to conform to pre-established investment guidelines. The Vanguard Trusts and Jennison Fund are valued at the NAV of units held at year end. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments less any liabilities. The practical expedient would not be used when it is determined to be probable that the Vanguard Trusts or Jennison Fund will sell the investment for an amount different than the reported NAV.
The valuation methodologies described above may produce fair value calculations that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no significant changes in valuation methodologies used during the years ended December 31, 2025 and 2024.
As of December 31, 2025 and 2024, the Plan’s investments measured at fair value on a recurring basis were as follows:

		Fair Value Measurements as of December 31, 2025 Using Fair Value Hierarchy
Investments	Total Fair Value	Level 1	Level 2	Level 3
Registered investment companies	$102,134,093	$102,134,093	$—	$—
Quaker Chemical Corporation Stock Fund	10,809,221	10,809,221	—	—
Participant-directed brokerage accounts	4,018,114	4,018,114	—	—
Total investments in fair value hierarchy	116,961,428	116,961,428	—	—
Common/collective trusts measured at NAV *	153,872,816	—	—	—
Total investments	$270,834,244	$116,961,428	$—	$—

		Fair Value Measurements as of December 31, 2024 Using Fair Value Hierarchy
Investments	Total Fair Value	Level 1	Level 2	Level 3
Registered investment companies	$100,937,964	$100,937,964	$—	$—
Quaker Chemical Corporation Stock Fund	12,445,378	12,445,378	—	—
Participant-directed brokerage accounts	3,758,858	3,758,858	—	—
Total investments in fair value hierarchy	117,142,200	117,142,200	—	—
Common/collective trusts measured at NAV *	143,506,356	—	—	—
Total investments	$260,648,556	$117,142,200	$—	$—
* Certain investments that are measured at fair value using the NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchies to the line items presented in the Statements of Net Assets Available for Benefits.

As of December 31, 2025 and 2024, the Plan’s investments that are measured at fair value using the NAV per share were as follows:

	December 31, 2025
Common/Collective Trusts	Total Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Equity Fund	$3,654,826	$—	Daily	N/A
Stable Value Funds	13,306,856	—	Daily	N/A
Target-Date Funds	136,911,134	—	Daily	N/A
Total investments	$153,872,816

	December 31, 2024
Common/Collective Trusts	Total Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Equity Fund	$4,310,434	$—	Daily	N/A
Stable Value Funds	17,807,576	—	Daily	N/A
Target-Date Funds	121,388,346	—	Daily	N/A
Total investments	143,506,356